N-2	Jun. 12, 2023
Cover [Abstract]
Entity Central Index Key	0001037390
Amendment Flag	false
Securities Act File Number	1-12879
Document Type	8-K
Entity Registrant Name	INDUS REALTY TRUST, INC.
Entity Address, Address Line One	641 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	218-7910
Entity Emerging Growth Company	false